Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Senior Floating Rate Fund), Class A)	0 Months Ended
Oct. 26, 2012
(Oppenheimer Senior Floating Rate Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.92%
Annual Return 2003	11.23%
Annual Return 2004	7.20%
Annual Return 2005	5.64%
Annual Return 2006	7.11%
Annual Return 2007	1.52%
Annual Return 2008	(29.48%)
Annual Return 2009	43.51%
Annual Return 2010	13.15%
Annual Return 2011	2.37%